Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity International Credit Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Credit Central Fund
Class Name	Fidelity® International Credit Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 92,142,306
Holdings Count | shares	188
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$92,142,306
Number of Holdings	188
Portfolio Turnover	103%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.6 AA 0.5 A 11.9 BBB 36.5 BB 6.2 B 0.6 CCC,CC,C 0.3 D 0.7 Not Rated 12.4 Short-Term Investments and Net Other Assets (Liabilities) 6.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 54.5 U.S. Treasury Obligations 21.2 Preferred Securities 9.8 Foreign Government and Government Agency Obligations 8.4 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's net assets) United States 30.6 United Kingdom 20.9 Germany 19.2 Switzerland 4.7 France 4.7 Netherlands 3.7 Luxembourg 3.0 Australia 2.0 Ireland 1.6 Others 9.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.0 US Treasury Bonds 8.2 German Federal Republic 7.9 NatWest Group PLC 2.2 Lloyds Banking Group PLC 2.2 UBS Group AG 2.0 Barclays PLC 2.0 HSBC Holdings PLC 2.0 Deutsche Bank AG 1.9 ING Groep NV 1.9 43.3